12. WARRANT SUMMARY (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Warrant Exercised by Socius During period	0	1,386,126	636,126	0	0